Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue
Schedule of revenues

	Year Ended December 31,
	2023	2024	2025
Vehicle sales	49,257,270	58,234,086	76,883,876
Parts, accessories and after-sales vehicle services	2,337,490	3,324,321	4,174,135
Provision of power solution	1,666,346	2,100,553	2,464,441
Others	2,356,827	2,072,599	3,965,058
Total	55,617,933	65,731,559	87,487,510